Other Income and Operating Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Other income
Origination income	$ 1,601	$ 620	$ 3,139	$ 2,251
(Increase) decrease in repair and denial reserve	(343)	2,229	1,222	5,227
Other	471	1,150	974	2,507
Total other income	1,729	3,999	5,335	9,985
Operating expenses
Acquisition costs	71	81	500	283
Technology expense	732	606	2,096	1,709
Rent expense	317	282	931	714
Origination costs	916	866	2,804	2,054
Recruiting, training and travel expenses	273	317	954	985
Marketing expense	49	65	278	192
Insurance expense	109	111	367	302
Charge off of real estate acquired in settlement of loans	278	455	912	680
Other	628	665	2,343	1,430
Total operating expenses	$ 3,373	$ 3,448	$ 11,185	$ 8,349